Segment information - Percent of revenue by geographical location (Details) - Geographic Concentration Risk - Revenue, Product and Service Benchmark	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Europe
Segment Reporting Information [Line Items]
Concentration percentage	70.00%	87.00%	84.00%
Americas
Segment Reporting Information [Line Items]
Concentration percentage	10.00%	4.00%	6.00%
Asia
Segment Reporting Information [Line Items]
Concentration percentage	20.00%	9.00%	10.00%